Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Premiums	$ 4,703	$ 4,760	$ 4,759
Policy fees	47,579	36,988	27,780
Premiums and policy fees, ceded	(1,549)	(1,556)	(1,648)
Net premiums and policy fees	50,733	40,192	30,891
Interest and similar income, net	29,664	30,850	32,584
Change in fair value of assets and liabilities	(78,973)	(14,676)	(8,116)
Realized investment gains, net	829	14,502	1,605
Other revenue	2,795	2,385	1,865
Total revenue	5,048	73,253	58,829
Benefits and expenses:
Policyholder benefits	9,668	10,876	845
Change in fair value of annuity embedded derivatives	(71,546)	2,473	62,356
Benefit recoveries	(1,567)	(2,324)	(1,213)
Net interest credited to account values	25,342	12,545	22,190
Net benefits	(38,103)	23,570	84,178
Commissions and other agent compensation	23,011	22,105	21,768
General and administrative expenses	9,399	10,722	18,194
Change in deferred acquisition costs, net	(6,163)	4,430	(39,425)
Total benefits and expenses	(11,856)	60,827	84,715
Income (loss) from operations before income taxes	16,904	12,426	(25,886)
Income tax expense (benefit):
Current	2,495	17,206	(3,723)
Deferred	1,930	(13,885)	(6,903)
Income tax expense (benefit) as reported	4,425	3,321	(10,626)
Net income (loss)	12,479	9,105	(15,260)
Realized investment gains, net:
Total other-than-temporary impairment losses on securities	(241)	(169)	(270)
Portion of loss recognized in other comprehensive income
Net impairment losses recognized in realized investment gains, net	(241)	(169)	(270)
Other net realized gains	1,070	14,671	1,875
Realized investment gains, net	$ 829	$ 14,502	$ 1,605